Report Of The Directors Financial Review Risk Report - Past due but not impaired gross financial instruments by geographical region (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,880,751	$ 2,621,427